Premises and Equipment	12 Months Ended
Dec. 31, 2013
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

9.  Premises And Equipment

Premises and equipment consist of the following (in thousands):

	December 31,
	2013	2012
Land	$1,066	$864
Buildings and improvements	8,585	8,510
Furniture, computer software and equipment	4,601	4,523
	14,252	13,897
Less: accumulated depreciation	(7,922)	(7,425)
	$6,330	$6,472

Depreciation expense on premises and equipment charged to operations was $497,000 in 2013, $524,000 in 2012 and $581,000 in 2011.